LESSEE ACCOUNTING (Tables)	12 Months Ended
Mar. 31, 2023
LESSEE ACCOUNTING [Abstract]
Supplemental Information of Remaining Lease Terms and Discount Rates
Supplemental information about the remaining lease terms and discount rates applied as of March 31, 2023, and March 31, 2022, are as follows:

	Year Ended March 31,
Lease term and Discount Rate	2023	2022
Weighted average remaining lease term (months)	81	29
Weighted average discount rate	4.8%	3.2%

Future Lease Payments Under Operating Leases
The following table provides our future lease payments under our operating leases as of March 31, 2023 (in thousands):

Year ending March 31, 2024	$2,796
2025	3,861
2026	1,884
2027	1,640
2028 and thereafter	7,775
Total lease payments	17,956
Less: interest	(3,191)
Present value of lease liabilities	$14,765